Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Trade and Other Payables [Abstract]
Trade payables	$ 6,405,161	$ 3,244,725
GEM commitment Fee Put Amount payable	4,019,620
Other payables	649,269	274
Accruals	521,585	22,149
Excise tax payable	1,630,890
Total	$ 13,226,525	$ 3,267,148